Expense Example - Investor A, C and Institutional - BLACKROCK HIGH EQUITY INCOME FUND	Sep. 28, 2020 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	567
Expense Example, with Redemption, 10 Years	1,323
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	631
Expense Example, with Redemption, 3 Years	888
Expense Example, with Redemption, 5 Years	1,198
Expense Example, with Redemption, 10 Years	2,075
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	616
Expense Example, with Redemption, 5 Years	1,104
Expense Example, with Redemption, 10 Years	$ 2,451